PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya GNMA Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 76.5%
Federal Home Loan Mortgage Corporation : 1.2%
(1)
668,833
3.500
%,
07/01/2047 $ 625,306
0.1
1,428,751
3.500
%,
12/01/2047 1,342,276
0.1
2,803,674
3.500
%,
03/01/2048 2,634,735
0.2
3,166,854
3.500
%,
11/01/2048 2,976,025
0.2
902,764
4.000
%,
07/01/2047 872,068
0.1
364,357
4.500
%,
08/01/2047 361,282
0.0
411,913
5.000
%,
11/01/2035 419,339
0.1
20,648
5.000
%,
12/01/2035 21,020
0.0
9,652
5.000
%,
01/01/2038 9,826
0.0
9,435
5.000
%,
03/01/2038 9,605
0.0
35,580
5.000
%,
03/01/2038 36,222
0.0
96,566
5.000
%,
02/01/2039 97,784
0.0
376,941
5.000
%,
07/01/2039 383,749
0.0
119,838
5.000
%,
01/01/2040 122,002
0.0
423,251
5.000
%,
04/01/2040 428,595
0.1
1,376,356
5.000
%,
10/01/2040 1,400,513
0.1
147,760
5.000
%,
05/01/2041 150,248
0.0
124,949
5.290
%,
10/01/2037 128,208
0.0
23,050
5.410
%,
07/01/2037 23,730
0.0
8,841
5.410
%,
08/01/2037 8,956
0.0
33,270
5.440
%,
01/01/2037 34,277
0.0
43,329
5.440
%,
04/01/2037 44,642
0.0
27,265
5.440
%,
09/01/2037 28,085
0.0
25,778
5.440
%,
02/01/2038 26,560
0.0
92,903
5.450
%,
12/01/2037 95,181
0.0
119,638
5.450
%,
12/01/2037 122,308
0.0
30,814
5.460
%,
08/01/2037 31,765
0.0
34,117
5.460
%,
01/01/2038 34,950
0.0
50,007
5.500
%,
08/01/2037 51,593
0.0
81,516
5.500
%,
11/01/2037 84,124
0.0
33,644
5.620
%,
12/01/2036 34,838
0.0
35,693
5.620
%,
03/01/2037 36,756
0.0
58,011
5.620
%,
08/01/2037 60,056
0.0
67,295
5.625
%,
12/01/2036 69,686
0.0
91,997
5.625
%,
01/01/2037 95,198
0.0
87,262
5.625
%,
03/01/2037 90,371
0.0
81,970
5.625
%,
06/01/2037 84,850
0.0
71,549
5.625
%,
07/01/2037 74,098
0.0
39,455
5.625
%,
02/01/2038 40,862
0.0
419,593
5.750
%,
09/01/2037 435,784
0.1
70,488
5.750
%,
10/01/2037 73,208
0.0
85,878
6.090
%,
12/01/2037 89,126
0.0
3,378
7.500
%,
01/01/2030 3,467
0.0
1,470,000
(2)
10.550
%,
01/02/2024 1,469,151
0.1
15,262,425
1.2
Federal National Mortgage Association : 0.5%
(1)
60,544
3.125
%,
11/01/2041 56,832
0.0
25,359
3.250
%,
04/01/2041 24,516
0.0
90,865
3.475
%,
10/01/2041 86,831
0.0
82,118
3.750
%,
09/01/2041 79,160
0.0
58,976
3.750
%,
10/01/2041 56,797
0.0
4,377,324
4.000
%,
07/01/2056 4,152,127
0.3
675,940
4.500
%,
09/01/2047 689,679
0.1
83,239
5.290
%,
09/01/2037 82,505
0.0
247,316
5.290
%,
11/01/2037 246,712
0.0
72,900
5.290
%,
12/01/2037 71,695
0.0
112,715
5.290
%,
04/01/2038 111,755
0.0
36,061
5.350
%,
04/01/2029 35,818
0.0
60,649
5.390
%,
05/01/2038 60,181
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association
(continued)
110,210
5.440
%,
08/01/2047 $ 109,602
0.0
157,632
5.440
%,
08/01/2047 156,978
0.0
167,497
5.440
%,
08/01/2047 166,851
0.0
168,566
5.440
%,
09/01/2047 167,921
0.0
263,821
5.440
%,
10/01/2047 263,469
0.1
57,877
5.620
%,
12/01/2036 57,911
0.0
98,489
5.890
%,
08/01/2047 97,918
0.0
106,181
5.890
%,
10/01/2047 105,798
0.0
6,005
6.600
%,
07/01/2027 5,981
0.0
11,908
6.600
%,
09/01/2027 11,842
0.0
15,378
6.600
%,
06/01/2028 15,315
0.0
6,914,194
0.5
Government National Mortgage Association : 69.2%
4,767,722
2.000
%,
08/20/2050 4,039,662
0.3
33,573,796
2.000
%,
12/20/2050 28,446,778
2.2
18,680,615
2.000
%,
01/20/2051 15,834,785
1.2
15,733,033
2.000
%,
02/20/2051 13,333,958
1.0
7,247,032
2.000
%,
06/20/2051 6,140,273
0.5
3,663,174
2.000
%,
10/20/2051 3,102,912
0.2
2,560,209
2.000
%,
11/20/2051 2,167,416
0.2
17,891,102
2.000
%,
03/20/2052 15,146,029
1.2
92,929,000
(3)
2.000
%,
01/20/2054 78,702,877
6.0
9,589,177
2.500
%,
12/20/2050 8,269,188
0.6
34,594,942
2.500
%,
03/20/2051 30,269,890
2.3
17,440,870
2.500
%,
04/20/2051 15,274,908
1.2
17,303,470
2.500
%,
05/20/2051 15,153,552
1.2
3,987,427
2.500
%,
08/20/2051 3,488,813
0.3
29,247,384
2.500
%,
09/20/2051 25,590,982
2.0
41,363,096
2.500
%,
10/20/2051 36,190,190
2.8
29,950,754
2.500
%,
11/20/2051 26,202,850
2.0
3,980,730
2.500
%,
12/20/2051 3,482,857
0.3
17,582,745
2.500
%,
03/20/2052 15,378,177
1.2
73,570,000
(3)
2.500
%,
01/20/2054 64,368,187
4.9
157,520
3.000
%,
12/15/2041 145,497
0.0
81,317
3.000
%,
01/15/2042 73,427
0.0
163,723
3.000
%,
01/15/2042 151,605
0.0
164,286
3.000
%,
01/15/2042 151,954
0.0
464,985
3.000
%,
02/15/2042 424,589
0.0
160,769
3.000
%,
03/15/2042 146,764
0.0
133,942
3.000
%,
04/15/2042 120,948
0.0
55,428
3.000
%,
05/15/2042 51,323
0.0
43,376
3.000
%,
06/15/2042 39,168
0.0
24,404,405
3.000
%,
04/20/2045 22,500,963
1.7
327,460
3.000
%,
11/20/2045 297,953
0.0
57,432
3.000
%,
12/20/2045 52,390
0.0
89,519
3.000
%,
12/20/2045 81,617
0.0
97,629
3.000
%,
12/20/2045 88,927
0.0
55,990
3.000
%,
01/20/2046 50,939
0.0
2,112,076
3.000
%,
02/20/2050 1,862,270
0.2
2,771,340
3.000
%,
10/20/2051 2,511,497
0.2
22,465,625
3.000
%,
10/20/2051 19,891,561
1.5
18,132,840
3.000
%,
11/20/2051 16,055,157
1.2
1,501,456
3.000
%,
01/20/2052 1,359,632
0.1
8,404,290
3.000
%,
03/20/2052 7,581,705
0.6
3,884,173
3.000
%,
04/20/2052 3,517,284
0.3
49,640,000
(3)
3.000
%,
01/20/2054 44,951,223
3.4
47,820
3.250
%,
03/15/2041 44,421
0.0
239,572
3.250
%,
04/15/2041 222,546
0.0
72,489
3.250
%,
05/15/2041 67,328
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
335,479
3.250
%,
06/15/2041 $ 311,642
0.0
56,774
3.250
%,
07/15/2041 52,738
0.0
345,462
3.250
%,
07/15/2041 320,909
0.0
598,467
3.250
%,
08/15/2041 555,938
0.1
190,251
3.250
%,
09/15/2041 176,739
0.0
252,213
3.250
%,
09/15/2041 234,300
0.0
39,704
3.250
%,
11/15/2041 36,882
0.0
137,989
3.250
%,
11/15/2041 128,185
0.0
63,350
3.250
%,
12/15/2041 58,849
0.0
36,919
3.250
%,
04/15/2042 34,294
0.0
28,187
3.250
%,
06/15/2042 26,170
0.0
75,696
3.250
%,
06/15/2042 70,315
0.0
846,864
3.500
%,
04/20/2043 793,734
0.1
969,202
3.500
%,
06/20/2045 911,908
0.1
2,456,782
3.500
%,
04/20/2046 2,317,334
0.2
3,904,947
3.500
%,
03/20/2047 3,737,148
0.3
469,775
3.500
%,
07/20/2047 442,943
0.0
803,543
3.500
%,
07/20/2047 757,118
0.1
19,379,299
3.500
%,
12/20/2047 18,221,823
1.4
7,017,128
3.500
%,
01/20/2048 6,612,831
0.5
2,710,764
3.500
%,
02/20/2048 2,561,815
0.2
5,320,303
3.500
%,
02/20/2048 4,999,739
0.4
10,122,516
3.500
%,
03/20/2048 9,537,781
0.7
27,828,546
3.500
%,
03/20/2052 25,910,235
2.0
4,380,000
(3)
3.500
%,
01/20/2054 4,079,559
0.3
58,144
3.640
%,
10/20/2064 56,600
0.0
49,498
3.650
%,
12/15/2040 47,233
0.0
14,426
3.750
%,
09/15/2041 13,680
0.0
238,563
3.750
%,
09/15/2041 228,562
0.0
73,885
3.750
%,
10/15/2041 70,962
0.0
106,463
3.750
%,
10/15/2041 102,251
0.0
1,704,174
3.750
%,
05/20/2042 1,612,855
0.1
2,481,355
3.750
%,
05/20/2042 2,339,702
0.2
124,120
3.900
%,
10/15/2041 120,361
0.0
50,948
4.000
%,
05/20/2033 49,399
0.0
27,044
4.000
%,
01/15/2034 26,114
0.0
280,903
4.000
%,
05/20/2034 269,743
0.0
322,902
4.000
%,
07/20/2034 310,079
0.0
406,900
4.000
%,
07/20/2034 390,686
0.0
70,548
4.000
%,
08/20/2035 68,745
0.0
604,688
4.000
%,
09/20/2040 580,762
0.1
1,024,421
4.000
%,
07/20/2041 978,966
0.1
4,218,712
4.000
%,
08/20/2042 4,136,612
0.3
121,937
4.000
%,
09/15/2042 118,442
0.0
690,845
4.000
%,
10/20/2043 682,168
0.1
1,235,445
4.000
%,
12/20/2044 1,191,562
0.1
1,137,251
4.000
%,
01/20/2045 1,096,903
0.1
292,796
4.000
%,
06/20/2045 285,922
0.0
1,197,411
4.000
%,
07/20/2045 1,164,511
0.1
1,325,649
4.000
%,
09/20/2045 1,290,016
0.1
62,452
4.000
%,
12/20/2045 60,791
0.0
316,602
4.000
%,
01/20/2046 308,089
0.0
2,816,746
4.000
%,
01/20/2046 2,744,839
0.2
61,325
4.000
%,
02/20/2046 59,602
0.0
1,541,897
4.000
%,
03/20/2046 1,494,733
0.1
739,086
4.000
%,
04/20/2046 717,393
0.1
317,325
4.000
%,
08/20/2046 306,641
0.0
1,267,581
4.000
%,
09/20/2047 1,210,006
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
11,908,316
4.000
%,
02/20/2050 $ 11,485,369
0.9
3,306,831
4.000
%,
06/20/2052 3,156,547
0.3
8,147,500
(3)
4.000
%,
01/20/2054 7,779,610
0.6
4,312
4.305
%,
09/20/2062 4,156
0.0
6,465
4.409
%,
04/20/2066 6,340
0.0
509,613
4.429
%,
01/20/2065 501,557
0.1
7,707
4.432
%,
10/20/2067 7,556
0.0
106,745
4.450
%,
07/15/2040 102,455
0.0
59,756
4.450
%,
09/15/2040 58,296
0.0
945,706
4.468
%,
01/20/2065 931,068
0.1
4,689
4.500
%,
07/20/2036 4,680
0.0
374,615
4.500
%,
10/15/2039 373,506
0.0
270,300
4.500
%,
11/15/2039 269,734
0.0
281,326
4.500
%,
11/15/2039 280,736
0.0
86,880
4.500
%,
12/15/2039 86,547
0.0
211,334
4.500
%,
01/15/2040 209,981
0.0
23,348
4.500
%,
01/20/2040 22,950
0.0
977,011
4.500
%,
02/15/2040 962,621
0.1
49,137
4.500
%,
06/15/2040 48,413
0.0
21,919
4.500
%,
07/20/2040 21,545
0.0
77,364
4.500
%,
08/20/2040 76,046
0.0
548,401
4.500
%,
09/20/2041 548,726
0.1
195,357
4.500
%,
10/20/2048 193,104
0.0
91,045
4.500
%,
11/20/2048 89,990
0.0
2,775,242
4.500
%,
12/20/2048 2,742,963
0.2
68,274
4.500
%,
01/20/2049 67,476
0.0
4,824,349
4.500
%,
02/20/2049 4,767,744
0.4
235,428
4.500
%,
03/20/2049 232,681
0.0
39,008
4.500
%,
05/20/2049 38,484
0.0
4,302,275
4.500
%,
11/20/2049 4,209,038
0.3
5,336,898
4.500
%,
12/20/2049 5,274,518
0.4
9,133,759
4.500
%,
10/20/2052 8,918,757
0.7
722,441
4.500
%,
01/20/2053 705,360
0.1
19,883,190
4.500
%,
02/20/2053 19,412,068
1.5
14,819,794
4.500
%,
05/20/2053 14,456,714
1.1
9,871,877
4.500
%,
06/20/2053 9,632,354
0.7
56,063,000
(3)
4.500
%,
01/20/2054 54,722,884
4.2
14,592
4.519
%,
02/20/2068 14,321
0.0
1,242,082
4.529
%,
02/20/2065 1,223,613
0.1
6,134
4.569
%,
04/20/2065 6,032
0.0
24,948
4.580
%,
01/20/2034 24,632
0.0
38,531
4.580
%,
03/20/2034 38,043
0.0
30,182
4.580
%,
04/20/2034 29,800
0.0
39,132
4.580
%,
04/20/2034 38,637
0.0
38,278
4.580
%,
06/20/2034 37,793
0.0
95,271
4.647
%,
09/20/2064 93,936
0.0
145,315
4.671
%,
10/20/2064 143,312
0.0
86,882
4.690
%,
09/20/2064 85,793
0.0
437
4.700
%,
06/20/2061 431
0.0
337,895
4.750
%,
06/15/2029 332,160
0.0
86,280
4.750
%,
01/15/2030 85,569
0.0
46,326
4.750
%,
06/20/2033 45,616
0.0
18,803
4.750
%,
07/20/2033 18,720
0.0
32,349
4.750
%,
07/20/2033 32,137
0.0
41,841
4.750
%,
07/20/2033 41,200
0.0
23,170
4.750
%,
08/20/2033 22,771
0.0
49,986
4.750
%,
08/20/2033 49,659
0.0
19,394
4.750
%,
09/20/2033 19,059
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
26,843
4.750
%,
10/20/2033 $ 26,659
0.0
21,601
4.750
%,
11/20/2033 21,229
0.0
19,307
4.750
%,
12/20/2033 18,965
0.0
166,053
4.750
%,
09/15/2034 165,091
0.0
19,624
4.920
%,
04/20/2033 19,376
0.0
39,846
4.920
%,
04/20/2033 39,379
0.0
23,783
4.920
%,
05/20/2033 23,475
0.0
24,794
4.920
%,
05/20/2033 24,565
0.0
26,276
4.920
%,
05/20/2033 25,936
0.0
351
5.000
%,
03/20/2024 349
0.0
363,136
5.000
%,
04/20/2030 364,371
0.0
132,133
5.000
%,
07/15/2033 132,169
0.0
36,530
5.000
%,
03/15/2034 36,268
0.0
56,698
5.000
%,
01/15/2035 56,290
0.0
7,320
5.000
%,
03/15/2035 7,336
0.0
39,992
5.000
%,
03/15/2035 40,264
0.0
25,185
5.000
%,
04/15/2035 25,034
0.0
141,826
5.000
%,
04/15/2035 141,715
0.0
12,721
5.000
%,
05/15/2035 12,807
0.0
36,157
5.000
%,
05/20/2035 36,787
0.0
196,027
5.000
%,
11/20/2035 199,729
0.0
89,787
5.000
%,
04/20/2036 91,260
0.0
38,549
5.000
%,
06/20/2038 37,854
0.0
13,648
5.000
%,
08/20/2038 13,708
0.0
156,908
5.000
%,
10/20/2038 156,677
0.0
27,897
5.000
%,
11/20/2038 27,338
0.0
105,180
5.000
%,
01/20/2039 105,622
0.0
34,090
5.000
%,
02/15/2039 34,449
0.0
146,191
5.000
%,
03/15/2039 147,282
0.0
55,691
5.000
%,
11/15/2039 55,669
0.0
430,017
5.000
%,
11/15/2039 427,076
0.0
541,721
5.000
%,
11/15/2039 542,258
0.1
53,788
5.000
%,
04/15/2040 53,471
0.0
574,747
5.000
%,
09/15/2040 569,790
0.1
412,779
5.000
%,
07/20/2041 420,595
0.0
18,907,138
5.000
%,
11/20/2052 18,781,215
1.4
29,301,511
5.000
%,
04/20/2053 29,115,637
2.2
40,000,000
(3)
5.000
%,
01/20/2054 39,725,050
3.0
14,545
5.250
%,
06/15/2028 14,565
0.0
44,067
5.250
%,
06/15/2029 44,020
0.0
762,687
5.250
%,
01/20/2036 773,075
0.1
103,889
5.290
%,
07/20/2037 108,382
0.0
71,615
5.290
%,
08/20/2037 74,709
0.0
90,094
5.290
%,
09/20/2037 93,991
0.0
112,051
5.290
%,
09/20/2037 116,897
0.0
104,467
5.290
%,
01/20/2038 108,986
0.0
293
5.350
%,
01/15/2029 294
0.0
22,590
5.350
%,
04/20/2029 23,044
0.0
21,219
5.350
%,
06/20/2029 21,644
0.0
24,529
5.350
%,
10/20/2029 24,975
0.0
65,719
5.350
%,
07/20/2033 67,579
0.0
11,427
5.350
%,
08/20/2033 11,658
0.0
133,917
5.390
%,
08/20/2038 131,601
0.0
67,359
5.390
%,
09/15/2038 68,140
0.0
22,444
5.490
%,
08/20/2033 22,988
0.0
38,197
5.490
%,
09/20/2033 39,055
0.0
40,078
5.490
%,
09/20/2033 41,051
0.0
164,888
5.490
%,
09/20/2033 168,281
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
160,968
5.490
%,
10/20/2033 $ 164,278
0.0
244,353
5.490
%,
10/20/2033 249,476
0.0
123,765
5.490
%,
11/20/2033 126,539
0.0
231,726
5.490
%,
11/20/2033 236,923
0.0
116,363
5.490
%,
12/20/2033 118,971
0.0
147,178
5.490
%,
12/20/2033 150,750
0.0
196,541
5.490
%,
12/20/2033 200,062
0.0
40,311
5.490
%,
01/20/2034 41,290
0.0
34,286
5.490
%,
03/20/2034 35,116
0.0
82,954
5.490
%,
03/20/2034 84,531
0.0
34,674
5.490
%,
06/20/2034 35,516
0.0
3,191
5.500
%,
08/15/2024 3,177
0.0
2,381
5.500
%,
08/20/2024 2,371
0.0
119
5.500
%,
04/20/2029 122
0.0
96,630
5.500
%,
09/15/2029 96,940
0.0
67,941
5.500
%,
10/15/2029 68,336
0.0
19,870
5.500
%,
12/20/2032 20,640
0.0
62,632
5.500
%,
08/20/2033 65,241
0.0
50,609
5.500
%,
11/20/2033 50,191
0.0
18,043
5.500
%,
12/20/2033 18,796
0.0
55,409
5.500
%,
03/20/2034 54,949
0.0
99,093
5.500
%,
04/20/2034 98,473
0.0
105,628
5.500
%,
04/20/2034 110,033
0.0
57,190
5.500
%,
06/20/2034 56,718
0.0
84,370
5.500
%,
06/20/2034 86,339
0.0
63,099
5.500
%,
07/20/2034 65,116
0.0
92,069
5.500
%,
01/20/2035 91,286
0.0
62,931
5.500
%,
05/15/2035 63,637
0.0
8,719
5.500
%,
06/20/2035 8,887
0.0
143,421
5.500
%,
07/15/2035 145,028
0.0
75,219
5.500
%,
08/15/2035 76,062
0.0
74,069
5.500
%,
09/20/2035 75,800
0.0
134,489
5.500
%,
04/15/2036 136,993
0.0
24,680
5.500
%,
06/20/2036 25,712
0.0
2,208
5.500
%,
06/20/2038 2,234
0.0
10,930
5.500
%,
08/20/2038 11,075
0.0
7,083
5.500
%,
09/20/2038 7,154
0.0
1,398
5.500
%,
10/20/2038 1,392
0.0
14,278
5.500
%,
11/20/2038 14,444
0.0
710
5.500
%,
12/20/2038 717
0.0
44,601
5.500
%,
01/15/2039 45,322
0.0
5,385
5.500
%,
01/20/2039 5,329
0.0
23,758
5.500
%,
06/15/2039 24,198
0.0
15,217
5.500
%,
06/20/2039 15,137
0.0
18,724
5.500
%,
10/20/2039 19,508
0.0
157,054
5.500
%,
09/15/2040 160,499
0.0
16,250,000
(3)
5.500
%,
01/20/2054 16,369,377
1.3
32,548
5.580
%,
12/20/2033 33,171
0.0
34,073
5.580
%,
12/20/2033 35,295
0.0
88,179
5.580
%,
01/20/2034 90,879
0.0
43,250
5.580
%,
02/20/2034 44,699
0.0
35,359
5.580
%,
03/20/2034 36,544
0.0
41,497
5.580
%,
04/20/2034 43,004
0.0
55,615
5.580
%,
04/20/2034 57,733
0.0
112,670
5.580
%,
04/20/2034 116,446
0.0
31,107
5.580
%,
06/20/2034 32,311
0.0
48,874
5.580
%,
09/20/2034 50,649
0.0
178,216
5.590
%,
06/20/2033 184,217
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
12,116
5.590
%,
07/20/2033 $ 12,463
0.0
27,255
5.590
%,
07/20/2033 28,304
0.0
81,651
5.590
%,
07/20/2033 84,400
0.0
136,957
5.590
%,
07/20/2033 141,567
0.0
73,233
5.590
%,
08/20/2033 75,699
0.0
20,190
5.590
%,
09/20/2033 20,967
0.0
36,365
5.590
%,
09/20/2033 37,764
0.0
143,282
5.590
%,
09/20/2033 148,109
0.0
54,969
5.590
%,
10/20/2033 57,076
0.0
23,246
5.590
%,
11/20/2033 24,081
0.0
39,495
5.590
%,
11/20/2033 40,994
0.0
42,273
5.590
%,
11/20/2033 43,896
0.0
66,984
5.590
%,
12/20/2033 69,367
0.0
73,649
5.740
%,
09/20/2037 76,352
0.0
226,276
5.740
%,
09/20/2037 234,582
0.0
77,573
5.740
%,
10/20/2037 80,421
0.0
79,584
5.740
%,
04/20/2038 82,500
0.0
1,813
5.750
%,
11/15/2024 1,807
0.0
285,783
5.750
%,
07/15/2029 286,129
0.0
198,451
5.750
%,
08/15/2029 198,353
0.0
31,785
5.750
%,
11/15/2029 31,706
0.0
271,876
5.750
%,
11/15/2029 272,193
0.0
34,262
5.770
%,
03/20/2033 35,366
0.0
125,328
5.770
%,
03/20/2033 129,986
0.0
30,520
5.770
%,
04/20/2033 31,504
0.0
62,828
5.770
%,
04/20/2033 65,163
0.0
70,727
5.770
%,
05/20/2033 73,357
0.0
78,062
5.770
%,
05/20/2033 80,963
0.0
51,567
5.770
%,
07/20/2033 53,092
0.0
53,559
5.770
%,
07/20/2033 55,550
0.0
21,824
5.900
%,
05/20/2028 22,575
0.0
1,000,232
5.970
%,
11/15/2031 996,021
0.1
6,454
6.000
%,
10/15/2025 6,439
0.0
35,472
6.000
%,
04/15/2026 35,346
0.0
21,003
6.000
%,
10/20/2027 21,102
0.0
61,635
6.000
%,
05/15/2029 61,793
0.0
41,718
6.000
%,
07/15/2029 42,097
0.0
36,648
6.000
%,
10/20/2034 38,715
0.0
98,048
6.000
%,
03/15/2037 101,550
0.0
54,517
6.000
%,
08/20/2038 56,573
0.0
11,208
6.000
%,
09/20/2038 11,454
0.0
16,063
6.000
%,
10/20/2038 16,854
0.0
65,105
6.000
%,
11/15/2038 66,790
0.0
69,906
6.000
%,
12/15/2038 71,715
0.0
43,132
6.000
%,
08/15/2039 43,920
0.0
149,960
6.000
%,
08/15/2039 154,392
0.0
11,531
6.500
%,
07/20/2029 11,920
0.0
36,470
6.500
%,
07/20/2032 37,471
0.0
57,660
6.500
%,
02/15/2034 56,797
0.0
161
6.500
%,
09/20/2034 160
0.0
2,786
7.500
%,
08/20/2027 2,828
0.0
913,212,175
69.2
Uniform Mortgage-Backed Securities : 5.6%
2,672,109
2.000
%,
12/01/2051 2,188,444
0.2
2,595,093
2.500
%,
12/01/2051 2,210,148
0.2
1,666,270
2.500
%,
02/01/2052 1,442,488
0.1
2,405,454
3.000
%,
11/01/2051 2,130,409
0.2
11,197,965
3.000
%,
11/01/2051 9,906,981
0.8
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,682,275
3.000
%,
01/01/2052 $ 1,514,076
0.1
1,607,313
3.500
%,
02/01/2052 1,494,554
0.1
5,016,415
3.500
%,
03/01/2052 4,664,677
0.4
4,726,639
3.500
%,
09/01/2052 4,339,708
0.3
3,660,000
(3)
3.500
%,
01/01/2054 3,358,050
0.3
5,198,311
4.000
%,
05/01/2042 5,058,577
0.4
306,130
4.000
%,
05/01/2045 295,344
0.0
342,925
4.000
%,
08/01/2046 330,735
0.0
290,954
4.250
%,
08/01/2035 288,297
0.0
4,276,036
4.500
%,
07/01/2052 4,147,961
0.3
11,205,000
(3)
4.500
%,
01/01/2054 10,862,722
0.8
45,864
4.750
%,
11/01/2034 46,279
0.0
215,422
4.750
%,
11/01/2034 217,503
0.0
227,853
4.750
%,
02/01/2035 230,057
0.0
315,826
4.750
%,
04/01/2035 318,494
0.0
359,811
4.750
%,
05/01/2035 362,775
0.0
64,496
4.750
%,
07/01/2035 64,174
0.0
434,617
4.750
%,
07/01/2035 438,462
0.1
5,375,311
5.000
%,
08/01/2052 5,326,916
0.4
26,205
5.030
%,
05/01/2037 26,702
0.0
88,491
5.030
%,
09/01/2037 90,032
0.0
137,506
5.155
%,
01/01/2037 140,367
0.0
32,057
5.250
%,
04/01/2032 32,809
0.0
50,232
5.250
%,
04/01/2032 51,356
0.0
23,726
5.280
%,
11/01/2036 24,301
0.0
81,136
5.280
%,
11/01/2036 83,094
0.0
40,124
5.280
%,
01/01/2037 41,095
0.0
80,942
5.290
%,
08/01/2037 82,934
0.0
57,802
5.290
%,
09/01/2037 59,224
0.0
63,267
5.290
%,
09/01/2037 64,813
0.0
13,212
5.300
%,
10/01/2036 13,424
0.0
64,948
5.300
%,
12/01/2036 66,504
0.0
44,961
5.300
%,
05/01/2037 46,081
0.0
191,638
5.300
%,
08/01/2037 194,551
0.0
102,053
5.390
%,
12/01/2037 104,848
0.0
149,744
5.405
%,
11/01/2036 153,875
0.0
190,990
5.405
%,
02/01/2037 196,256
0.0
6,102,373
5.500
%,
12/01/2052 6,141,525
0.5
60,522
5.740
%,
07/01/2037 62,305
0.0
4,400,000
(3)
6.000
%,
01/01/2054 4,468,063
0.4
73,381,990
5.6
Total U.S. Government
Agency Obligations
(Cost $1,040,968,357)
1,008,770,784
76.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 41.5%
123,933
(4)
Fannie Mae REMIC
Trust 2002-W1 3A,
3.684%,
04/25/2042 115,214
0.0
633,367
(4)
Fannie Mae REMIC
Trust 2002-W6 3A,
4.698%,
01/25/2042 585,535
0.0
3,540,790  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 3,570,995
0.3
671,016  Fannie Mae REMIC
Trust 2003-16 CX,
6.500%,
03/25/2033 693,629
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,795,689  Fannie Mae REMIC
Trust 2003-34 LN,
5.000%,
05/25/2033 $ 1,796,820
0.1
2,740,528  Fannie Mae REMIC
Trust 2003-W15 2A7,
5.550%,
08/25/2043 2,737,578
0.2
2,070,195  Fannie Mae REMIC
Trust 2004-28 PZ,
6.000%,
05/25/2034 2,135,870
0.2
78,603
(4)
Fannie Mae REMIC
Trust 2004-
61 SH, 2.191%,
(-1.000*SOFR30A +
23.530%),
11/25/2032 81,884
0.0
19,616  Fannie Mae REMIC
Trust 2004-68 LC,
5.000%,
09/25/2029 19,428
0.0
1,662,648  Fannie Mae REMIC
Trust 2004-88 ZC,
6.500%,
12/25/2034 1,762,308
0.1
1,990,237
(4)
Fannie Mae REMIC
Trust 2004-W11 2A,
4.194%,
03/25/2043 1,872,914
0.1
1,834,620  Fannie Mae REMIC
Trust 2004-W3 A8,
5.500%,
05/25/2034 1,822,175
0.1
220,496
(4)
Fannie Mae REMIC
Trust 2005-
122 SE, 4.018%,
(-1.000*SOFR30A +
22.699%),
11/25/2035 224,647
0.0
4,359,064
(4)
Fannie Mae REMIC
Trust 2005-17 B,
6.500%,
03/25/2035 4,429,887
0.3
170,190
(4)(5)
Fannie Mae REMIC
Trust 2005-
17 ES, 1.298%,
(-1.000*SOFR30A +
6.636%),
03/25/2035 3,864
0.0
1,878,812
(4)(5)
Fannie Mae REMIC
Trust 2005-
17 SA, 1.248%,
(-1.000*SOFR30A +
6.586%),
03/25/2035 181,892
0.0
1,110,772  Fannie Mae REMIC
Trust 2005-43 PZ,
6.000%,
05/25/2035 1,159,950
0.1
189,747
(4)
Fannie Mae REMIC
Trust 2005-
59 NQ, 3.245%,
(-1.000*SOFR30A +
16.589%),
05/25/2035 191,886
0.0
260,937
(4)
Fannie Mae REMIC
Trust 2005-
75 GS, 3.894%,
(-1.000*SOFR30A +
19.907%),
08/25/2035 288,715
0.0
359,557  Fannie Mae REMIC
Trust 2005-88 ZC,
5.000%,
10/25/2035 361,516
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,861,549  Fannie Mae REMIC
Trust 2005-99 XA,
5.500%,
12/25/2035 $ 1,897,198
0.1
61,003
(4)
Fannie Mae REMIC
Trust 2006-
115 ES, 4.752%,
(-1.000*SOFR30A +
26.102%),
12/25/2036 70,057
0.0
418,271
(4)(5)
Fannie Mae REMIC
Trust 2006-
36 SP, 1.248%,
(-1.000*SOFR30A +
6.586%),
05/25/2036 26,229
0.0
14,228
(6)
Fannie Mae REMIC
Trust 2006-44 P,
0.000%,
12/25/2033 11,896
0.0
1,871,675
(4)(5)
Fannie Mae REMIC
Trust 2006-
79 SH, 0.998%,
(-1.000*SOFR30A +
6.336%),
08/25/2036 181,991
0.0
3,862,868
(4)(5)
Fannie Mae REMIC
Trust 2006-
8 HL, 1.248%,
(-1.000*SOFR30A +
6.586%),
03/25/2036 338,446
0.0
580,446
(4)
Fannie Mae REMIC
Trust 2007-
1 NR, 6.065%,
(-1.000*SOFR30A +
46.630%),
02/25/2037 887,507
0.1
575,115  Fannie Mae REMIC
Trust 2007-60 ZB,
4.750%,
05/25/2037 565,608
0.0
96,261
(4)
Fannie Mae REMIC
Trust 2009-12 LK,
15.240%,
03/25/2039 107,120
0.0
5,547,560
(4)(5)
Fannie Mae REMIC
Trust 2010-
147 LS, 0.998%,
(-1.000*SOFR30A +
6.336%),
01/25/2041 652,277
0.1
5,550,790  Fannie Mae REMIC
Trust 2010-2 LC,
5.000%,
02/25/2040 5,561,477
0.4
855,696
(4)
Fannie Mae REMIC
Trust 2010-26 F,
6.222%, (SOFR30A +
0.884%),
11/25/2036 858,307
0.1
840,855
(4)
Fannie Mae REMIC
Trust 2010-39 FN,
6.282%, (SOFR30A +
0.944%),
05/25/2040 841,969
0.1
667,912  Fannie Mae REMIC
Trust 2010-80 PZ,
5.000%,
07/25/2040 664,658
0.1
976,032  Fannie Mae REMIC
Trust 2010-87 PL,
4.000%,
06/25/2040 940,737
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,916,476
(4)(5)
Fannie Mae REMIC
Trust 2010-
95 SB, 1.148%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 $ 135,030
0.0
1,040,879  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 1,048,729
0.1
750,000  Fannie Mae REMIC
Trust 2011-105 MB,
4.000%,
10/25/2041 675,902
0.1
1,075,068  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 1,064,513
0.1
1,191,643
(4)
Fannie Mae REMIC
Trust 2011-
4 CS, 1.996%,
(-1.000*SOFR30A +
12.671%),
05/25/2040 1,141,592
0.1
5,353,490  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 5,264,844
0.4
2,642,475
(4)(5)
Fannie Mae REMIC
Trust 2012-
128 VS, 0.798%,
(-1.000*SOFR30A +
6.136%),
06/25/2042 133,965
0.0
1,337,288
(5)
Fannie Mae REMIC
Trust 2012-137 EI,
3.000%,
12/25/2027 45,595
0.0
1,087,719
(5)
Fannie Mae REMIC
Trust 2012-142 BI,
3.000%,
11/25/2027 28,464
0.0
3,969,575
(5)
Fannie Mae REMIC
Trust 2012-148 HI,
3.500%,
05/25/2042 428,458
0.0
6,699,309
(5)
Fannie Mae REMIC
Trust 2012-148 IM,
3.000%,
01/25/2028 259,879
0.0
1,677,463  Fannie Mae REMIC
Trust 2012-148 KH,
3.000%,
03/25/2042 1,570,977
0.1
1,416,792
(5)
Fannie Mae REMIC
Trust 2012-154 PI,
4.000%,
05/25/2042 176,742
0.0
3,804,977  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 3,643,653
0.3
2,705,627  Fannie Mae REMIC
Trust 2012-27 EZ,
4.250%,
03/25/2042 2,608,726
0.2
2,500,000  Fannie Mae REMIC
Trust 2012-40 MY,
3.500%,
04/25/2042 2,250,289
0.2
1,500,000  Fannie Mae REMIC
Trust 2012-66 KE,
4.000%,
06/25/2042 1,420,439
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,037,018
(4)(5)
Fannie Mae REMIC
Trust 2012-
68 SD, 1.248%,
(-1.000*SOFR30A +
6.586%),
06/25/2032 $ 62,429
0.0
3,457,000  Fannie Mae REMIC
Trust 2012-97 PC,
3.500%,
09/25/2042 2,979,600
0.2
800,845  Fannie Mae REMIC
Trust 2013-125 AZ,
4.000%,
11/25/2039 680,179
0.1
450,747
(5)
Fannie Mae REMIC
Trust 2013-13 PI,
3.500%,
04/25/2042 33,548
0.0
1,103,842
(6)
Fannie Mae REMIC
Trust 2013-135 PO,
0.000%,
01/25/2044 806,125
0.1
48,963  Fannie Mae REMIC
Trust 2013-18 NA,
2.000%,
12/25/2042 42,618
0.0
1,915,485
(5)
Fannie Mae REMIC
Trust 2013-25 BI,
3.000%,
03/25/2033 134,131
0.0
1,056,605
(5)
Fannie Mae REMIC
Trust 2013-54 ID,
3.000%,
01/25/2033 64,822
0.0
1,269,313  Fannie Mae REMIC
Trust 2013-55 VZ,
3.000%,
06/25/2043 1,146,738
0.1
1,559,798
(5)
Fannie Mae REMIC
Trust 2013-62 AI,
3.000%,
06/25/2033 127,497
0.0
1,401,927  Fannie Mae REMIC
Trust 2015-22 DY,
3.000%,
04/25/2045 1,082,073
0.1
1,373,003  Fannie Mae REMIC
Trust 2015-26 UZ,
3.000%,
05/25/2045 1,063,395
0.1
711,932  Fannie Mae REMIC
Trust 2015-68 JW,
3.500%,
09/25/2030 668,381
0.1
2,630,000  Fannie Mae REMIC
Trust 2016-103 PB,
3.000%,
01/25/2047 2,251,573
0.2
4,131,511
(4)(5)
Fannie Mae REMIC
Trust 2016-
4 DS, 0.648%,
(-1.000*SOFR30A +
5.986%),
02/25/2046 467,251
0.0
2,488,944
(4)
Fannie Mae REMIC
Trust 2016-
51 S, 0.468%,
(-1.000*SOFR30A +
5.806%),
10/25/2043 2,201,145
0.2
4,333,554  Fannie Mae REMIC
Trust 2016-64 LD,
3.500%,
09/25/2046 3,934,916
0.3
5,628,690  Fannie Mae REMIC
Trust 2017-22 DZ,
4.000%,
04/25/2047 5,309,043
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,510,000  Fannie Mae REMIC
Trust 2018-16 TV,
3.000%,
05/25/2041 $ 6,701,250
0.5
443,764  Fannie Mae REMIC
Trust 2018-25 AL,
3.500%,
04/25/2048 395,023
0.0
562,398  Fannie Mae REMIC
Trust 2018-37 DZ,
4.000%,
06/25/2048 533,114
0.0
5,022,982
(5)
Fannie Mae REMIC
Trust 2019-49 IG,
3.000%,
03/25/2033 359,894
0.0
2,237,795  Fannie Mae REMIC
Trust 2019-6 GZ,
4.000%,
03/25/2059 1,986,312
0.2
24,294,713
(5)
Fannie Mae REMIC
Trust 2020-34 AI,
3.500%,
06/25/2035 2,105,618
0.2
3,384,202
(5)
Fannie Mae REMIC
Trust 2020-44 TI,
5.500%,
12/25/2035 523,705
0.0
1,143,300
(4)
Fannie Mae Trust
2004-W2 3A, 4.077%,
02/25/2044 1,099,305
0.1
960,744
(4)
Fannie Mae Trust
2004-W2 4A, 4.137%,
02/25/2044 927,501
0.1
254,775
(4)
Freddie Mac
REMIC Trust
2653 SC, 4.077%,
(-1.000*SOFR30A +
6.743%),
07/15/2033 244,469
0.0
563,866  Freddie Mac REMIC
Trust 2767 ZW,
6.000%,
03/15/2034 582,392
0.0
108,101
(6)
Freddie Mac REMIC
Trust 2974 KO,
0.000%,
05/15/2035 87,060
0.0
48,317
(4)
Freddie Mac
REMIC Trust
3012 ST, 2.329%,
(-1.000*SOFR30A +
21.548%),
04/15/2035 48,638
0.0
170,350
(4)
Freddie Mac
REMIC Trust
3065 DC, 3.501%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 173,683
0.0
251,120  Freddie Mac REMIC
Trust 3158 NE,
5.500%,
05/15/2036 255,914
0.0
2,367,178
(4)(5)
Freddie Mac
REMIC Trust
3181 TA, 0.500%,
(-1.000*SOFR30A +
5.544%),
07/15/2036 43,410
0.0
3,998,784  Freddie Mac REMIC
Trust 3196 ZK,
6.500%,
04/15/2032 4,248,283
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
137,866
(5)
Freddie Mac REMIC
Trust 3507 IA, 5.500%,
09/15/2035 $ 16,123
0.0
1,150,930  Freddie Mac REMIC
Trust 3658 CZ,
5.000%,
04/15/2040 1,150,219
0.1
3,015,419  Freddie Mac REMIC
Trust 3770 GA,
4.500%,
10/15/2040 2,954,502
0.2
210,526
(4)
Freddie Mac
REMIC Trust
3864 NT, 5.500%,
(-1.000*SOFR30A +
59.451%),
03/15/2039 209,423
0.0
1,046,583  Freddie Mac REMIC
Trust 3888 ZG,
4.000%,
07/15/2041 1,007,506
0.1
3,949,853
(4)(5)
Freddie Mac
REMIC Trust
3960 SG, 0.547%,
(-1.000*SOFR30A +
5.886%),
11/15/2041 394,094
0.0
1,510,535  Freddie Mac REMIC
Trust 4040 UZ,
5.000%,
05/15/2042 1,484,538
0.1
5,075,000  Freddie Mac REMIC
Trust 4059 DY,
3.500%,
06/15/2042 4,759,314
0.4
1,201,767  Freddie Mac REMIC
Trust 4097 ZA,
3.500%,
08/15/2042 1,110,579
0.1
4,181,614  Freddie Mac REMIC
Trust 4136 ZG,
3.000%,
11/15/2042 3,754,586
0.3
9,897,069  Freddie Mac REMIC
Trust 4159 LZ,
3.500%,
01/15/2043 9,116,896
0.7
4,507,599
(5)
Freddie Mac REMIC
Trust 4176 IA, 2.500%,
03/15/2028 152,433
0.0
1,871,677
(4)
Freddie Mac
REMIC Trust
4249 CS, 0.566%,
(-1.000*SOFR30A +
4.564%),
09/15/2043 1,359,377
0.1
2,739,313
(4)
Freddie Mac
REMIC Trust
4274 US, 0.397%,
(-1.000*SOFR30A +
5.736%),
10/15/2035 2,281,042
0.2
10,951,713  Freddie Mac REMIC
Trust 4367 MZ,
4.000%,
07/15/2044 10,457,041
0.8
2,714,407  Freddie Mac REMIC
Trust 4372 Z, 3.000%,
08/15/2044 2,448,461
0.2
6,908,782
(4)(5)
Freddie Mac
REMIC Trust
4438 AS, 0.747%,
(-1.000*SOFR30A +
6.086%),
02/15/2045 667,484
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,557,243  Freddie Mac REMIC
Trust 4480 ZX,
4.000%,
11/15/2044 $ 5,308,947
0.4
3,933,905  Freddie Mac REMIC
Trust 4631 CZ,
3.500%,
11/15/2046 3,558,706
0.3
2,284,898  Freddie Mac REMIC
Trust 4818 GZ,
4.000%,
08/15/2048 2,144,941
0.2
2,254,656  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 1,927,597
0.1
2,597,868  Freddie Mac REMIC
Trust 5000 DC,
2.500%,
03/25/2040 2,243,134
0.2
21,566,106
(5)
Freddie Mac REMIC
Trust 5013 QI,
3.500%,
09/25/2050 4,046,077
0.3
1,443,489
(4)
Freddie Mac Securities
REMIC Trust 2005-
S001 2A2, 5.620%,
(TSFR1M + 0.264%),
09/25/2045 1,378,061
0.1
890,761
(4)
Freddie Mac Structured
Pass-Through
Certificates T-48 2A,
4.050%,
07/25/2033 824,306
0.1
451,211
(4)
Freddie Mac Structured
Pass-Through
Certificates T-54 4A,
4.158%,
02/25/2043 411,287
0.0
5,088,610  Freddie Mac Whole
Loan Securities Trust
2017-SC02 1A2,
3.000%,
05/25/2047 4,415,940
0.3
58,264  Ginnie Mae 2004-16
AE, 5.500%,
02/20/2034 58,684
0.0
555,335  Ginnie Mae 2004-
17 MZ, 5.500%,
03/16/2034 554,311
0.0
385,095  Ginnie Mae 2004-28
CZ, 5.500%,
04/20/2034 389,100
0.0
186,713
(6)
Ginnie Mae 2004-
37 OA, 0.000%,
04/17/2034 157,605
0.0
563,909  Ginnie Mae 2004-
65 ZG, 5.500%,
07/20/2034 569,950
0.0
1,418,538  Ginnie Mae 2004-81 Z,
5.000%,
10/20/2034 1,414,729
0.1
576,301
(4)(5)
Ginnie Mae 2004-
98 SA, 1.228%,
(-1.000*TSFR1M +
6.586%),
11/20/2034 61,586
0.0
489,714  Ginnie Mae 2005-21 Z,
5.000%,
03/20/2035 491,006
0.0
86,759
(4)(5)
Ginnie Mae 2005-
25 SI, 6.000%,
(-1.000*TSFR1M +
42.513%),
01/20/2034 11,124
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
324,526
(4)(5)
Ginnie Mae 2005-
7 AH, 1.297%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 $ 26,605
0.0
437,535
(5)
Ginnie Mae 2005-73
IM, 5.500%,
09/20/2035 75,070
0.0
841,349  Ginnie Mae 2005-80 Z,
5.000%,
10/20/2035 843,586
0.1
60,198
(4)
Ginnie Mae 2005-
91 UP, 3.355%,
(-1.000*TSFR1M +
14.071%),
09/16/2031 60,560
0.0
4,559,702  Ginnie Mae 2006-10
ZT, 6.000%,
03/20/2036 4,686,925
0.4
1,416,748  Ginnie Mae 2006-
17 TW, 6.000%,
04/20/2036 1,453,780
0.1
4,295,114
(4)(5)
Ginnie Mae 2006-
26 TB, 0.250%,
(-1.000*TSFR1M +
6.386%),
06/20/2036 40,717
0.0
1,253,327  Ginnie Mae 2006-7
ZA, 5.500%,
02/20/2036 1,272,641
0.1
913,112
(5)
Ginnie Mae 2007-17
CI, 7.500%,
04/16/2037 162,712
0.0
954,898
(6)
Ginnie Mae 2007-41
OL, 0.000%,
07/20/2037 773,756
0.1
55,271  Ginnie Mae 2007-45
PE, 5.500%,
07/16/2037 56,452
0.0
207,615
(4)
Ginnie Mae 2007-
48 SY, 3.832%,
(-1.000*TSFR1M +
19.907%),
08/16/2037 206,165
0.0
1,029,690
(4)(5)
Ginnie Mae 2007-
53 SC, 1.028%,
(-1.000*TSFR1M +
6.386%),
09/20/2037 108,007
0.0
33,866
(4)
Ginnie Mae 2007-
53 SW, 3.788%,
(-1.000*TSFR1M +
19.862%),
09/20/2037 36,690
0.0
574,660  Ginnie Mae 2007-60
YZ, 5.500%,
10/20/2037 575,316
0.0
2,563,006  Ginnie Mae 2008-20
PZ, 6.000%,
03/20/2038 2,624,665
0.2
323,672
(4)(5)
Ginnie Mae 2008-
3 SA, 1.078%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 40,118
0.0
509,579
(4)(5)
Ginnie Mae 2008-
40 PS, 1.027%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 40,006
0.0
736,374
(4)(5)
Ginnie Mae 2008-
51 GS, 0.757%,
(-1.000*TSFR1M +
6.116%),
06/16/2038 73,566
0.0
1,378,187
(4)(5)
Ginnie Mae 2008-
82 SA, 0.528%,
(-1.000*TSFR1M +
5.886%),
09/20/2038 140,165
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,012,470
(4)(5)
Ginnie Mae 2009-
110 SA, 0.877%,
(-1.000*TSFR1M +
6.236%),
04/16/2039 $ 14,117
0.0
6,563,185  Ginnie Mae 2009-110
ZA, 5.500%,
11/16/2039 6,600,966
0.5
941,216  Ginnie Mae 2009-110
ZC, 4.500%,
11/16/2039 910,462
0.1
1,910,259  Ginnie Mae 2009-118
XZ, 5.000%,
12/20/2039 1,937,267
0.2
860,174  Ginnie Mae 2009-
121 ZQ, 5.500%,
09/20/2039 879,391
0.1
792,919  Ginnie Mae 2009-31
BP, 5.000%,
05/20/2039 793,664
0.1
1,152,791  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 1,144,608
0.1
912,701  Ginnie Mae 2009-
32 QZ, 5.500%,
05/16/2039 928,902
0.1
747,167  Ginnie Mae 2009-32
YZ, 7.000%,
05/16/2039 796,282
0.1
1,164,171  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 1,159,411
0.1
3,864,586  Ginnie Mae 2009-
50 MZ, 6.000%,
07/16/2039 4,036,642
0.3
1,517,934  Ginnie Mae 2009-53
ZB, 6.000%,
07/16/2039 1,552,382
0.1
301,051  Ginnie Mae 2009-54
HZ, 5.000%,
07/20/2039 300,632
0.0
142,565
(4)(5)
Ginnie Mae 2009-
55 BI, 1.000%,
(-1.000*TSFR1M +
159.638%),
06/16/2037 5,461
0.0
2,105,247  Ginnie Mae 2009-61
EZ, 7.500%,
08/20/2039 2,237,566
0.2
7,560,760  Ginnie Mae 2009-61
PZ, 7.500%,
08/20/2039 8,274,659
0.6
6,494,434  Ginnie Mae 2009-
61 ZQ, 6.000%,
08/16/2039 6,933,063
0.5
596,815
(4)(5)
Ginnie Mae 2009-
66 QS, 0.628%,
(-1.000*TSFR1M +
5.986%),
07/20/2039 24,045
0.0
434,524
(4)(5)
Ginnie Mae 2009-
77 SA, 0.677%,
(-1.000*TSFR1M +
6.036%),
09/16/2039 42,687
0.0
2,834,876  Ginnie Mae 2009-77
ZB, 5.500%,
09/16/2039 2,904,229
0.2
1,269,623  Ginnie Mae 2009-79
PZ, 6.000%,
09/20/2039 1,358,581
0.1
2,521,472  Ginnie Mae 2009-
87 WZ, 6.000%,
10/20/2039 2,642,233
0.2
718,129  Ginnie Mae 2009-92
DZ, 4.500%,
10/16/2039 692,744
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,723,475  Ginnie Mae 2009-
98 MZ, 5.000%,
10/16/2039 $ 1,725,005
0.1
337,088
(4)
Ginnie Mae 2009-H01
FA, 6.622%, (TSFR1M
+ 1.264%),
11/20/2059 336,962
0.0
722,783
(5)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 54,449
0.0
6,404,328  Ginnie Mae 2010-
113 BE, 4.500%,
09/20/2040 6,376,322
0.5
736,973
(4)(5)
Ginnie Mae 2010-
116 NS, 1.177%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 57,230
0.0
2,000,000  Ginnie Mae 2010-
116 PB, 5.000%,
06/16/2040 2,016,814
0.2
4,030,117  Ginnie Mae 2010-
117 ZQ, 4.500%,
09/20/2040 3,963,497
0.3
918,000  Ginnie Mae 2010-121
TB, 4.000%,
09/20/2040 868,003
0.1
2,157,927  Ginnie Mae 2010-125
BZ, 4.500%,
09/16/2040 2,142,149
0.2
10,904
(5)
Ginnie Mae 2010-130
KI, 5.500%,
09/16/2040 216
0.0
1,500,000  Ginnie Mae 2010-14
B, 4.500%,
02/16/2040 1,486,312
0.1
587,192
(4)(5)
Ginnie Mae 2010-
158 SA, 0.578%,
(-1.000*TSFR1M +
5.936%),
12/20/2040 61,820
0.0
808,848  Ginnie Mae 2010-162
ZE, 4.000%,
12/16/2040 784,449
0.1
7,117,073
(4)(5)
Ginnie Mae 2010-
166 GS, 0.528%,
(-1.000*TSFR1M +
5.886%),
12/20/2040 662,953
0.1
195,018
(5)
Ginnie Mae 2010-166
NI, 4.500%,
04/20/2039 3,633
0.0
732,607  Ginnie Mae 2010-
169 AW, 4.500%,
12/20/2040 729,632
0.1
90,066
(5)
Ginnie Mae 2010-19
LI, 5.000%,
07/16/2039 2,758
0.0
832,778  Ginnie Mae 2010-31
BP, 5.000%,
03/20/2040 847,300
0.1
624,107
(5)
Ginnie Mae 2010-4
WI, 6.000%,
01/16/2040 83,997
0.0
4,258,663  Ginnie Mae 2010-42
VZ, 5.500%,
10/20/2039 4,336,356
0.3
649,742  Ginnie Mae 2010-59
ZA, 4.500%,
05/20/2040 646,282
0.1
4,603,351
(4)
Ginnie Mae 2010-H10
FB, 6.462%, (TSFR1M
+ 1.114%),
05/20/2060 4,616,216
0.4
2,259,141
(4)
Ginnie Mae 2010-H10
FC, 6.462%, (TSFR1M
+ 1.114%),
05/20/2060 2,264,389
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
56,319
(4)
Ginnie Mae 2010-H11
FA, 6.462%, (TSFR1M
+ 1.114%),
06/20/2060 $ 56,466
0.0
906,085
(4)
Ginnie Mae 2010-H20
AF, 5.767%, (TSFR1M
+ 0.444%),
10/20/2060 900,788
0.1
137,700
(4)
Ginnie Mae 2010-H26
LF, 5.787%, (TSFR1M +
0.464%),
08/20/2058 136,963
0.0
132,044
(5)
Ginnie Mae 2011-123
QI, 5.000%,
05/20/2041 10,747
0.0
391,002
(4)
Ginnie Mae 2011-128
TF, 5.923%, (TSFR1M +
0.564%),
05/16/2041 384,923
0.0
1,747,321
(4)(5)
Ginnie Mae 2011-
141 PS, 1.227%,
(-1.000*TSFR1M +
6.586%),
06/16/2041 113,151
0.0
1,502,308
(5)
Ginnie Mae 2011-146
EI, 5.000%,
11/16/2041 268,523
0.0
945,000  Ginnie Mae 2011-151
PY, 3.000%,
11/20/2041 827,397
0.1
33,672  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 34,477
0.0
107,602
(4)
Ginnie Mae 2011-
169 BG, 5.450%,
04/16/2039 108,621
0.0
5,073,132  Ginnie Mae 2011-25 Z,
4.000%,
02/20/2041 4,910,198
0.4
1,218,723  Ginnie Mae 2011-
59 QC, 4.000%,
12/20/2040 1,191,921
0.1
335,372  Ginnie Mae 2011-
69 HW, 4.000%,
04/20/2040 332,813
0.0
1,824,023  Ginnie Mae 2011-89 Z,
3.500%,
06/20/2041 1,713,216
0.1
798,832
(4)
Ginnie Mae 2011-H01
AF, 5.887%, (TSFR1M
+ 0.564%),
11/20/2060 796,109
0.1
1,122,172
(4)
Ginnie Mae 2011-H03
FA, 5.937%, (TSFR1M
+ 0.614%),
01/20/2061 1,117,957
0.1
188,003
(4)
Ginnie Mae 2011-H07
FA, 5.937%, (TSFR1M
+ 0.614%),
02/20/2061 187,121
0.0
120,961
(4)
Ginnie Mae 2011-H08
FD, 5.937%, (TSFR1M
+ 0.614%),
02/20/2061 120,505
0.0
250,012
(4)
Ginnie Mae 2011-H09
AF, 5.937%, (TSFR1M
+ 0.614%),
03/20/2061 249,065
0.0
407,385
(4)
Ginnie Mae 2011-H19
FA, 5.907%, (TSFR1M
+ 0.584%),
08/20/2061 405,671
0.0
704,743
(4)
Ginnie Mae 2011-H21
FT, 6.110%, (H15T1Y +
0.700%),
10/20/2061 703,912
0.1
690,196
(5)
Ginnie Mae 2012-103
IC, 3.500%,
08/16/2040 25,463
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
201,233
(5)
Ginnie Mae 2012-124
MI, 4.000%,
03/20/2042 $ 16,937
0.0
11,894,980
(5)
Ginnie Mae 2012-136
BI, 3.500%,
11/20/2042 1,661,255
0.1
1,280,660
(5)
Ginnie Mae 2012-146
AI, 3.000%,
10/20/2037 25,113
0.0
204,673
(4)(5)
Ginnie Mae 2012-
34 MS, 1.227%,
(-1.000*TSFR1M +
6.586%),
04/16/2041 10,078
0.0
2,314,338
(4)(5)
Ginnie Mae 2012-
48 SA, 1.177%,
(-1.000*TSFR1M +
6.536%),
04/16/2042 287,696
0.0
2,871,784
(4)(5)
Ginnie Mae 2012-
60 SG, 0.627%,
(-1.000*TSFR1M +
5.986%),
05/16/2042 265,018
0.0
3,165,213
(4)
Ginnie Mae 2012-77
FE, 5.863%, (TSFR1M
+ 0.504%),
05/16/2041 3,146,696
0.2
615,297
(4)(5)
Ginnie Mae 2012-
93 NS, 0.628%,
(-1.000*TSFR1M +
5.986%),
07/20/2042 54,625
0.0
665,673
(5)
Ginnie Mae 2012-98
EI, 4.000%,
04/20/2041 66,569
0.0
1,720,049
(4)
Ginnie Mae 2012-H06
FS, 5.472%, (TSFR1M
+ 0.814%),
03/20/2062 1,717,276
0.1
3,428,091
(4)
Ginnie Mae 2012-H08
FA, 6.037%, (TSFR1M
+ 0.714%),
01/20/2062 3,418,146
0.3
972,693
(4)
Ginnie Mae 2012-H08
FB, 6.037%, (TSFR1M
+ 0.714%),
03/20/2062 970,250
0.1
184,976
(4)
Ginnie Mae 2012-H11
FA, 6.137%, (TSFR1M
+ 0.814%),
02/20/2062 184,679
0.0
271,955
(4)
Ginnie Mae 2012-H11
GA, 6.017%, (TSFR1M
+ 0.694%),
05/20/2062 271,192
0.0
559,593
(4)
Ginnie Mae 2012-H11
VA, 6.087%, (TSFR1M
+ 0.764%),
05/20/2062 557,458
0.0
891,004
(4)
Ginnie Mae 2012-H12
FA, 5.987%, (TSFR1M
+ 0.664%),
04/20/2062 887,843
0.1
5,234,209
(4)
Ginnie Mae 2012-H12
FB, 6.487%, (TSFR1M
+ 1.164%),
02/20/2062 5,252,834
0.4
236,086
(4)
Ginnie Mae 2012-H14
FK, 6.017%, (TSFR1M
+ 0.694%),
07/20/2062 235,056
0.0
1,442,965
(4)
Ginnie Mae 2012-H20
BA, 5.997%, (TSFR1M
+ 0.674%),
09/20/2062 1,425,369
0.1
247,535
(4)
Ginnie Mae 2012-H29
FA, 5.952%, (TSFR1M
+ 0.629%),
10/20/2062 246,651
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
494,813
(4)
Ginnie Mae 2012-H30
GA, 5.787%, (TSFR1M
+ 0.464%),
12/20/2062 $ 491,317
0.0
1,068,617  Ginnie Mae 2013-119
TZ, 3.000%,
08/20/2043 957,746
0.1
7,000,000  Ginnie Mae 2013-
147 BE, 4.000%,
12/20/2039 6,641,705
0.5
1,532,270  Ginnie Mae 2013-167
Z, 3.000%,
10/16/2043 1,370,723
0.1
1,900,000
(5)
Ginnie Mae 2013-186
UI, 2.500%,
11/20/2043 323,049
0.0
455,254
(5)
Ginnie Mae 2013-186
VI, 4.000%,
12/20/2042 63,629
0.0
2,952,490  Ginnie Mae 2013-186
ZE, 2.500%,
12/16/2043 2,566,627
0.2
2,527,079
(5)
Ginnie Mae 2013-20
LI, 4.500%,
12/16/2042 277,423
0.0
1,553,591
(5)
Ginnie Mae 2013-23
IO, 3.500%,
02/20/2043 249,347
0.0
681,018
(4)(5)
Ginnie Mae 2013-
88 AI, 0.393%,
(-1.000*TSFR1M +
5.736%),
06/20/2043 57,796
0.0
1,138,198
(4)(5)
Ginnie Mae 2013-
99 SK, 0.443%,
(-1.000*TSFR1M +
5.786%),
07/20/2043 83,289
0.0
793,684
(4)
Ginnie Mae 2013-H02
FD, 5.777%, (TSFR1M
+ 0.454%),
12/20/2062 788,196
0.1
146,226
(4)
Ginnie Mae 2013-H07
HA, 5.847%, (TSFR1M
+ 0.524%),
03/20/2063 145,446
0.0
1,181,201
(4)
Ginnie Mae 2013-H08
BF, 5.837%, (TSFR1M
+ 0.514%),
03/20/2063 1,169,455
0.1
799,982
(4)
Ginnie Mae 2013-H10
FT, 5.860%, (H15T1Y +
0.450%),
04/20/2063 797,215
0.1
1,296,291
(4)
Ginnie Mae 2013-H13
FS, 6.437%, (TSFR1M
+ 1.114%),
06/20/2063 1,300,575
0.1
949,395
(4)
Ginnie Mae 2013-H14
FC, 5.907%, (TSFR1M
+ 0.584%),
06/20/2063 945,069
0.1
302,061
(4)
Ginnie Mae 2013-H14
FD, 5.907%, (TSFR1M
+ 0.584%),
06/20/2063 300,557
0.0
338,365
(4)
Ginnie Mae 2013-H14
FG, 5.907%, (TSFR1M
+ 0.584%),
05/20/2063 336,755
0.0
225,566
(4)
Ginnie Mae 2013-H15
FA, 5.977%, (TSFR1M
+ 0.654%),
06/20/2063 224,782
0.0
395,473
(4)
Ginnie Mae 2013-H17
FA, 5.987%, (TSFR1M
+ 0.664%),
07/20/2063 394,350
0.0
205,173
(4)
Ginnie Mae 2013-H18
EA, 5.937%, (TSFR1M
+ 0.614%),
07/20/2063 204,587
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
931,224
(4)
Ginnie Mae 2013-H18
FA, 5.937%, (TSFR1M
+ 0.614%),
06/20/2063 $ 927,672
0.1
850,913
(4)
Ginnie Mae 2013-H19
DF, 6.087%, (TSFR1M
+ 0.764%),
05/20/2063 845,623
0.1
224,986
(4)
Ginnie Mae 2013-H20
FB, 6.437%, (TSFR1M
+ 1.114%),
08/20/2063 225,710
0.0
214,145
(4)
Ginnie Mae 2013-H21
FB, 6.137%, (TSFR1M
+ 0.814%),
09/20/2063 213,939
0.0
420,416
(4)
Ginnie Mae 2013-H22
FB, 6.137%, (TSFR1M
+ 0.814%),
08/20/2063 419,863
0.0
2,114,412
(4)
Ginnie Mae 2013-H22
FT, 6.060%, (H15T1Y +
0.650%),
04/20/2063 2,111,719
0.2
375,682
(4)
Ginnie Mae 2013-H23
FA, 6.737%, (TSFR1M
+ 1.414%),
09/20/2063 378,004
0.0
36,289
(4)
Ginnie Mae 2013-H24
FB, 6.167%, (TSFR1M
+ 0.844%),
09/20/2063 36,261
0.0
1,684,962
(4)(5)
Ginnie Mae 2014-
107 XS, 0.127%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 130,256
0.0
2,793,200  Ginnie Mae 2014-
115 EM, 4.000%,
08/20/2044 2,630,570
0.2
2,613,245  Ginnie Mae 2014-118
ZP, 4.000%,
08/20/2044 2,468,556
0.2
1,083,919
(4)(5)
Ginnie Mae 2014-
129 WS, 0.443%,
(-1.000*TSFR1M +
5.786%),
09/20/2044 88,818
0.0
1,850,316  Ginnie Mae 2014-149
KL, 4.000%,
10/16/2044 1,693,207
0.1
875,012
(4)(5)
Ginnie Mae 2014-
161 WS, 0.443%,
(-1.000*TSFR1M +
5.786%),
11/20/2044 66,394
0.0
997,099
(5)
Ginnie Mae 2014-183
IM, 5.000%,
06/20/2035 152,029
0.0
1,179,797
(4)(5)
Ginnie Mae 2014-
30 ES, 0.047%,
(-1.000*TSFR1M +
4.886%),
03/20/2040 73,341
0.0
828,904
(4)(5)
Ginnie Mae 2014-
96 SQ, 0.127%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 64,546
0.0
1,821,982
(5)
Ginnie Mae 2014-99
IO, 4.500%,
06/20/2044 361,553
0.0
6,685,162
(4)
Ginnie Mae 2014-H03
FS, 6.087%, (TSFR1M
+ 0.764%),
02/20/2064 6,668,287
0.5
1,020,633
(4)
Ginnie Mae 2014-H04
FB, 6.087%, (TSFR1M
+ 0.764%),
02/20/2064 1,019,295
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,337,437
(4)
Ginnie Mae 2014-H05
FB, 6.037%, (TSFR1M
+ 0.714%),
12/20/2063 $ 1,335,031
0.1
511,256
(4)
Ginnie Mae 2014-H06
FA, 6.007%, (TSFR1M
+ 0.684%),
03/20/2064 509,570
0.0
252,399
(4)
Ginnie Mae 2014-H06
HB, 6.087%, (TSFR1M
+ 0.764%),
03/20/2064 251,900
0.0
2,249,362
(4)
Ginnie Mae 2014-H11
VA, 5.937%, (TSFR1M
+ 0.614%),
06/20/2064 2,237,813
0.2
2,785,361
(4)
Ginnie Mae 2014-H15
FA, 5.937%, (TSFR1M
+ 0.614%),
07/20/2064 2,771,615
0.2
1,324,294
(4)
Ginnie Mae 2014-H21
FA, 6.087%, (TSFR1M
+ 0.764%),
10/20/2064 1,314,860
0.1
8,044,812
(4)
Ginnie Mae 2015-10
Q, 2.407%,
10/20/2044 6,887,832
0.5
130,000  Ginnie Mae 2015-123
GY, 3.000%,
09/20/2045 103,049
0.0
2,364,266
(4)(5)
Ginnie Mae 2015-
141 IX, 0.311%,
(-1.000*TSFR1M +
2.060%),
06/20/2045 45,712
0.0
15,125,000  Ginnie Mae 2015-143
B, 3.500%,
04/20/2045 13,548,275
1.0
1,879,987
(5)
Ginnie Mae 2015-149
IL, 4.500%,
10/20/2045 376,444
0.0
1,038,679
(5)
Ginnie Mae 2015-157
PI, 4.000%,
03/20/2044 102,912
0.0
2,410,623  Ginnie Mae 2015-165
ZA, 3.500%,
07/20/2045 2,297,073
0.2
4,807,785  Ginnie Mae 2015-64
ZH, 2.500%,
05/16/2045 4,135,364
0.3
867,495
(4)
Ginnie Mae 2015-H03
FA, 5.937%, (TSFR1M
+ 0.614%),
12/20/2064 864,162
0.1
2,326,754
(4)
Ginnie Mae 2015-H05
FC, 5.917%, (TSFR1M
+ 0.594%),
02/20/2065 2,304,967
0.2
908,913
(4)
Ginnie Mae 2015-H06
FA, 5.917%, (TSFR1M
+ 0.594%),
02/20/2065 904,613
0.1
1,546,135
(4)
Ginnie Mae 2015-H08
FC, 5.917%, (TSFR1M
+ 0.594%),
03/20/2065 1,539,880
0.1
1,416,004
(4)
Ginnie Mae 2015-H10
FH, 6.037%, (TSFR1M
+ 0.714%),
04/20/2065 1,403,655
0.1
161,084
(4)
Ginnie Mae 2015-H12
FA, 5.917%, (TSFR1M
+ 0.594%),
05/20/2065 160,401
0.0
3,008,651
(4)
Ginnie Mae 2015-H13
FG, 5.837%, (TSFR1M
+ 0.514%),
04/20/2065 2,992,973
0.2
292,115
(4)
Ginnie Mae 2015-H14
FB, 5.867%, (TSFR1M
+ 0.544%),
05/20/2065 290,896
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
957,462
(4)
Ginnie Mae 2015-H18
FB, 6.037%, (TSFR1M
+ 0.714%),
07/20/2065 $ 950,643
0.1
774,468
(4)
Ginnie Mae 2015-H20
FB, 6.037%, (TSFR1M
+ 0.714%),
08/20/2065 768,605
0.1
1,272,642
(4)
Ginnie Mae 2015-H22
FC, 6.037%, (TSFR1M
+ 0.714%),
09/20/2065 1,262,062
0.1
1,574,501
(4)
Ginnie Mae 2015-H23
FB, 5.957%, (TSFR1M
+ 0.634%),
09/20/2065 1,567,756
0.1
1,122,826
(4)
Ginnie Mae 2015-H26
FA, 5.957%, (TSFR1M
+ 0.634%),
10/20/2065 1,117,858
0.1
545,340
(4)
Ginnie Mae 2015-H26
FC, 6.037%, (TSFR1M
+ 0.714%),
08/20/2065 544,102
0.0
925,366
(4)
Ginnie Mae 2015-H26
FG, 5.957%, (TSFR1M
+ 0.634%),
10/20/2065 916,815
0.1
3,030,646
(4)
Ginnie Mae 2015-H29
FL, 6.037%, (TSFR1M
+ 0.714%),
11/20/2065 3,008,752
0.2
4,857,455
(4)
Ginnie Mae 2015-H30
FE, 6.037%, (TSFR1M
+ 0.714%),
11/20/2065 4,842,586
0.4
553,037
(4)
Ginnie Mae 2015-H31
FT, 6.087%, (TSFR1M +
0.764%),
11/20/2065 551,688
0.0
11,166,962
(5)
Ginnie Mae 2016-120
IM, 3.500%,
07/20/2046 1,337,773
0.1
4,824,567
(5)
Ginnie Mae 2016-145
IU, 3.500%,
10/20/2046 783,959
0.1
4,881,068
(4)(5)
Ginnie Mae 2016-
20 BS, 0.628%,
(-1.000*TSFR1M +
5.986%),
02/20/2046 517,852
0.0
2,680,958
(4)
Ginnie Mae 2016-5
AB, 4.682%,
01/20/2046 2,650,309
0.2
4,217,079  Ginnie Mae 2016-69
B, 3.000%,
05/20/2046 3,748,109
0.3
120,717
(5)
Ginnie Mae 2016-84
IO, 5.000%,
12/20/2040 1,376
0.0
212,585
(4)
Ginnie Mae 2016-H01
FL, 6.087%, (TSFR1M
+ 0.764%),
12/20/2065 212,234
0.0
1,187,375
(4)
Ginnie Mae 2016-H02
FH, 6.437%, (TSFR1M
+ 1.114%),
01/20/2066 1,185,146
0.1
305,841
(4)
Ginnie Mae 2016-H03
FB, 6.087%, (TSFR1M
+ 0.764%),
01/20/2066 303,793
0.0
248,774
(4)
Ginnie Mae 2016-H07
FK, 6.437%, (TSFR1M
+ 1.114%),
03/20/2066 247,982
0.0
862,825
(4)
Ginnie Mae 2016-H09
FB, 6.337%, (TSFR1M
+ 1.014%),
04/20/2066 859,034
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,590,901
(4)
Ginnie Mae 2016-H11
F, 6.237%, (TSFR1M +
0.914%),
05/20/2066 $ 2,576,746
0.2
755,836
(4)
Ginnie Mae 2016-H11
FE, 6.287%, (TSFR1M
+ 0.964%),
04/20/2066 751,858
0.1
998,327
(4)
Ginnie Mae 2016-H13
FD, 5.860%, (H15T1Y +
0.450%),
05/20/2066 994,828
0.1
196,962
(4)
Ginnie Mae 2016-H13
FT, 6.017%, (TSFR1M +
0.694%),
05/20/2066 196,533
0.0
7,437,649
(4)
Ginnie Mae 2016-H20
FB, 5.987%, (TSFR1M
+ 0.664%),
09/20/2066 7,406,943
0.6
163,357
(4)
Ginnie Mae 2016-H20
FG, 6.137%, (TSFR1M
+ 0.814%),
08/20/2066 162,991
0.0
1,585,604
(4)
Ginnie Mae 2016-H21
FH, 6.287%, (TSFR1M
+ 0.964%),
09/20/2066 1,578,856
0.1
3,758,749
(4)
Ginnie Mae 2016-H23
F, 6.187%, (TSFR1M +
0.864%),
10/20/2066 3,761,034
0.3
3,875,015  Ginnie Mae 2017-
107 QZ, 3.000%,
08/20/2045 3,180,482
0.2
1,000,000  Ginnie Mae 2017-
117 BE, 2.500%,
08/20/2047 825,317
0.1
1,000,000  Ginnie Mae 2017-
117 NG, 2.500%,
08/20/2047 812,592
0.1
1,710,682  Ginnie Mae 2017-122
CZ, 3.000%,
08/20/2047 1,361,087
0.1
1,970,219
(5)
Ginnie Mae 2017-123
IO, 5.000%,
08/16/2047 419,080
0.0
2,890,000  Ginnie Mae 2017-162
PL, 3.000%,
10/20/2047 2,287,968
0.2
750,000  Ginnie Mae 2017-163
YA, 2.500%,
11/20/2047 617,499
0.1
10,000,000  Ginnie Mae 2017-
180 QB, 2.500%,
12/20/2047 8,503,835
0.6
1,217,080  Ginnie Mae 2017-
56 HM, 3.000%,
12/20/2046 1,114,141
0.1
5,159,837  Ginnie Mae 2017-56
JZ, 3.000%,
04/20/2047 4,285,278
0.3
563,071
(4)
Ginnie Mae 2017-H07
FG, 5.897%, (TSFR1M
+ 0.574%),
02/20/2067 560,382
0.0
720,515
(4)
Ginnie Mae 2017-H14
FD, 5.907%, (TSFR1M
+ 0.584%),
06/20/2067 712,371
0.1
995,137
(4)
Ginnie Mae 2017-H14
FV, 5.937%, (TSFR1M
+ 0.614%),
06/20/2067 989,930
0.1
1,249,542
(4)
Ginnie Mae 2017-H17
FG, 5.937%, (TSFR1M
+ 0.614%),
08/20/2067 1,244,103
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
530,666
(4)
Ginnie Mae 2017-H19
FA, 5.887%, (TSFR1M
+ 0.564%),
08/20/2067 $ 528,382
0.0
1,343,716  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 1,239,826
0.1
354,298  Ginnie Mae 2018-163
DZ, 4.500%,
11/20/2048 330,220
0.0
665,039
(5)
Ginnie Mae 2018-78
IC, 4.000%,
02/20/2047 92,280
0.0
1,000,000  Ginnie Mae 2018-91
JN, 3.000%,
07/20/2048 851,422
0.1
216,866
(4)
Ginnie Mae 2018-H07
FE, 5.787%, (TSFR1M
+ 0.464%),
02/20/2068 215,974
0.0
9,883,212  Ginnie Mae 2019-1 LZ,
3.500%,
01/20/2049 8,173,495
0.6
1,426,759  Ginnie Mae 2019-1 Z,
4.000%,
01/20/2049 1,344,507
0.1
2,882,217
(4)
Ginnie Mae 2019-100
FD, 5.872%, (TSFR1M
+ 0.514%),
08/20/2049 2,807,455
0.2
10,870,684  Ginnie Mae 2019-
123 CA, 3.000%,
10/20/2049 9,688,279
0.7
783,721
(5)
Ginnie Mae 2019-29
AI, 5.000%,
07/20/2048 158,682
0.0
12,000,000
(5)
Ginnie Mae 2019-56
YI, 5.000%,
05/20/2049 2,903,473
0.2
109,899  Ginnie Mae 2019-
71 EN, 4.000%,
06/20/2049 94,834
0.0
200,855
(4)
Ginnie Mae 2019-H01
FJ, 5.737%, (TSFR1M +
0.414%),
09/20/2068 200,337
0.0
1,748,911
(4)
Ginnie Mae 2019-H01
FL, 5.887%, (TSFR1M
+ 0.564%),
12/20/2068 1,743,718
0.1
1,967,229
(4)
Ginnie Mae 2019-H05
FL, 5.917%, (TSFR1M
+ 0.594%),
03/20/2069 1,949,175
0.2
390,459
(4)
Ginnie Mae 2019-H10
FM, 5.837%, (TSFR1M
+ 0.514%),
05/20/2069 387,340
0.0
1,314,707
(4)
Ginnie Mae 2019-H19
FB, 5.887%, (TSFR1M
+ 0.564%),
11/20/2069 1,308,135
0.1
19,350,453
(5)
Ginnie Mae 2020-47
LI, 3.500%,
04/20/2050 3,481,808
0.3
454,790
(4)
Ginnie Mae 2020-H01
FT, 5.910%, (H15T1Y +
0.500%),
01/20/2070 452,808
0.0
55,224
(4)
Ginnie Mae 2020-H04
FP, 5.937%, (TSFR1M
+ 0.614%),
06/20/2069 54,867
0.0
61,614
(4)
Ginnie Mae 2020-H09
FL, 6.587%, (TSFR1M
+ 1.264%),
05/20/2070 61,438
0.0
8,472,831
(4)(5)
Ginnie Mae 2021-
58 SB, 0.828%,
(-1.000*TSFR1M +
6.186%),
04/20/2051 933,055
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,942,610
(5)
Ginnie Mae 2021-74
KI, 3.000%,
04/20/2051 $ 895,002
0.1
14,624,372
(4)(5)
Ginnie Mae 2021-
77 SK, 0.286%,
(-1.000*TSFR1M +
3.186%),
05/20/2051 319,145
0.0
107,821
(4)
Ginnie Mae 2021-H09
Z, 3.081%,
10/20/2066 100,512
0.0
11,102,908  Ginnie Mae 2022-
205 ZG, 5.500%,
12/20/2052 11,328,303
0.9
2,346,452  Ginnie Mae 2022-47
EB, 3.000%,
03/20/2037 1,958,261
0.2
5,599,762  Seasoned Credit Risk
Transfer Trust Series
2017-2 MA, 3.000%,
08/25/2056 5,151,491
0.4
1,434,567
(4)
Seasoned Credit Risk
Transfer Trust Series
2018-2 HA, 3.000%,
11/25/2057 1,317,733
0.1
4,007,829  Seasoned Credit Risk
Transfer Trust Series
2019-1 M55D, 4.000%,
07/25/2058 3,726,699
0.3
1,690,368  Seasoned Credit Risk
Transfer Trust Series
2019-3 M55D, 4.000%,
10/25/2058 1,571,715
0.1
7,835,000  Seasoned Loans
Structured Transaction
Series 2019-1 A2,
3.500%,
05/25/2029 7,268,820
0.6
3,141,259  Seasoned Loans
Structured Transaction
Trust Series 2019-
2 A1C, 2.750%,
09/25/2029 2,900,949
0.2
5,875,000  Seasoned Loans
Structured Transaction
Trust Series 2019-
3 A2C, 2.750%,
11/25/2029 5,190,620
0.4
1,264,220  Vendee Mortgage Trust
2003-2 Z, 5.000%,
05/15/2033 1,268,412
0.1
1,674,742  Vendee Mortgage Trust
2011-2 DZ, 3.750%,
10/15/2041 1,560,666
0.1
21,539,590
(4)(5)
Vendee Mortgage Trust
2011-2 IO, 0.354%,
10/15/2041 309,740
0.0
Total Collateralized
Mortgage Obligations
(Cost $601,315,856)
547,268,857
41.5
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 2.9%
8,770,828
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K106 X1, 1.318%,
01/25/2030 $ 564,660
0.0
28,075,402
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K108 X1, 1.691%,
03/25/2030 2,346,556
0.2
19,369,399
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K110 X1, 1.696%,
04/25/2030 1,573,221
0.1
2,974,320
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 0.929%,
09/25/2030 145,413
0.0
16,448,410
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.510%,
05/25/2035 1,869,766
0.1
14,663,528
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.323%,
07/25/2035 1,462,572
0.1
34,036,030
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1519 X1, 0.595%,
12/25/2035 1,577,162
0.1
24,567,262
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K740 X1, 0.743%,
09/25/2027 575,354
0.1
31,466,000
(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.364%,
12/25/2029 1,750,918
0.1
34,521,902
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KLU3 X1, 1.934%,
01/25/2031 3,359,911
0.3
246,598
(4)
Ginnie Mae 2004-23 Z,
5.755%,
03/16/2044 241,268
0.0
2,541,442
(4)(5)
Ginnie Mae 2006-67
IO, 0.688%,
11/16/2046 10,679
0.0
43,301
(4)
Ginnie Mae 2007-52 Z,
4.350%,
01/16/2048 43,157
0.0
468,085  Ginnie Mae 2008-39 Z,
4.500%,
02/16/2048 448,264
0.0
220,502
(4)(5)
Ginnie Mae 2008-45
IO, 0.859%,
02/16/2048 191
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
55,867
(4)(5)
Ginnie Mae 2010-123
IA, 2.050%,
10/16/2052 $ 571
0.0
8,036,776
(4)(5)
Ginnie Mae 2011-47
IO, 0.193%,
01/16/2051 20,871
0.0
1,992,470
(4)
Ginnie Mae 2018-114
Z, 3.100%,
04/16/2060 1,523,873
0.1
11,244,563  Ginnie Mae 2018-116
Z, 3.000%,
06/16/2058 9,252,045
0.7
2,007,274  Ginnie Mae 2018-169
Z, 3.000%,
04/16/2061 1,340,241
0.1
1,996,812  Ginnie Mae 2019-17 Z,
3.000%,
12/16/2060 1,295,847
0.1
2,649,155
(4)
Ginnie Mae 2019-19 Z,
3.200%,
11/16/2060 2,114,268
0.2
3,453,669  Ginnie Mae 2019-53 Z,
3.000%,
06/16/2061 2,513,552
0.2
5,231,057  Ginnie Mae 2021-79 Z,
1.750%,
08/16/2063 2,249,391
0.2
2,598,713  Ginnie Mae 2021-80 Z,
1.500%,
12/16/2062 1,152,515
0.1
2,333,712  Ginnie Mae 2021-90
B, 1.750%,
05/16/2061 1,072,392
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $51,374,971)
38,504,658
2.9
ASSET-BACKED SECURITIES : 0.1%
Other Asset-Backed Securities : 0.1%
956,636
(4)
Fannie Mae Grantor
Trust 2001-T9 A1,
5.580%, (TSFR1M +
0.224%),
09/25/2031 948,033
0.1
96,360
(4)
Fannie Mae Grantor
Trust 2003-T4 2A6,
4.458%,
07/26/2033 94,147
0.0
6,981
(4)
Fannie Mae REMIC
Trust 2001-W4 AF6,
5.110%,
01/25/2032 6,915
0.0
5,695
(4)
Fannie Mae REMIC
Trust 2002-W12 AF6,
5.066%,
02/25/2033 5,352
0.0
4,506
(4)
Fannie Mae REMIC
Trust 2002-W2 AF6,
6.000%,
05/25/2032 4,404
0.0
1,058,851
0.1
Total Asset-Backed
Securities
(Cost $1,061,520)
1,058,851
0.1
Total Long-Term
Investments
(Cost $1,694,720,704)
1,595,603,150
121.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.2%
U.S. Treasury Obligations : 3.2%
11,800,000
(2)
United States Treasury
Bill,
2.650
%,
01/04/2024 $ 11,796,574
0.9
3,750,000
(2)
United States Treasury
Bill,
4.140
%,
01/09/2024 3,746,180
0.2
2,450,000
(2)
United States Treasury
Bill,
4.340
%,
01/11/2024 2,446,801
0.2
25,000,000
(2)
United States Treasury
Bill,
4.670
%,
01/16/2024 24,948,934
1.9
Total U.S. Treasury
Obligations
(Cost $42,931,545)
42,938,489
3.2
Total Short-Term
Investments
(Cost $42,931,545)
42,938,489
3.2
Total Investments in
Securities
(Cost $1,737,652,249) $ 1,638,541,639 124.2
Liabilities in Excess of
Other Assets
(319,623,640) (24.2)
Net Assets $ 1,318,917,999 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2023.
(3)
Represents or includes a TBA transaction.
(4)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2023.
(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Reference Rate Abbreviations:
H15T1Y U.S. Treasury 1-Year Constant Maturity
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Fair Value Measurements
The following is a summary of the fair valuatio ns according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 1,008,770,784 $ — $ 1,008,770,784
Collateralized Mortgage Obligations — 547,268,857 — 547,268,857
Commercial Mortgage-Backed Securities — 38,504,658 — 38,504,658
Asset-Backed Securities — 1,058,851 — 1,058,851
Short-Term Investments — 42,938,489 — 42,938,489
Total Investments, at fair value $ — $ 1,638,541,639 $ — $ 1,638,541,639
Other Financial Instruments+
Futures 22,761 — — 22,761
Total Assets $ 22,761 $ 1,638,541,639 $ — $ 1,638,564,400
Liabilities Table
Other Financial Instruments
Futures $ (7,016,007) $ — $ — $ (7,016,007)
Sales Commitments — (13,014,132) — (13,014,132)
Total Liabilities $ (7,016,007) $ (13,014,132) $ — $ (20,030,139)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2023, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short Contracts:
U.S. Treasury 2-Year Note (86) 03/28/24 $ (17,708,609) $ (194,282)
U.S. Treasury 5-Year Note (519) 03/28/24 (56,453,414) (1,403,818)
U.S. Treasury 10-Year Note (855) 03/19/24 (96,521,485) (3,515,267)
U.S. Treasury Long Bond (222) 03/19/24 (27,736,125) (1,090,497)
U.S. Treasury Ultra 10-Year Note (141) 03/19/24 (16,640,203) (812,143)
U.S. Treasury Ultra Long Bond (83) 03/19/24 (11,088,281) 22,761
$ (226,148,117) $ (6,993,246)
The following sales commitments were held by the Voya GNMA Income Fund at December 31, 2023:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (2,800,000) Uniform Mortgage-Backed Securities, 3.000%, due 01/01/54 01/16/24 $ (2,477,234)
(5,590,000) Uniform Mortgage-Backed Securities, 4.000%, due 01/01/54 01/16/24 (5,286,699)
(5,307,000) Uniform Mortgage-Backed Securities, 5.000%, due 01/01/54 01/16/24 (5,250,199)
Total Sales Commitments
Proceeds receivable $(12,847,695) $ (13,014,132)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 11,411,543
Gross Unrealized Depreciation (110,522,153)
Net Unrealized Depreciation $ (99,110,610)